Retirement Benefit and Other Post-retirement Obligations - Summary of Gains (Losses) Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ 5	£ (85)	£ 54
Defined benefit plan [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	4	(86)	44
PRMB [member]
Disclosure of defined benefit plans gain loss recognised [line items]
Gains (losses) recognised for benefit plans	£ 1	£ 1	£ 10